Related Party Transactions - Additional Information (Detail)	0 Months Ended	12 Months Ended				12 Months Ended								12 Months Ended	0 Months Ended
	Aug. 01, 2013 USD ($)	Dec. 31, 2013	Dec. 31, 2012 Chief Executive Officer [Member] USD ($)	Dec. 31, 2013 Chief Executive and Financial Officer [Member] GBP (£)	Dec. 31, 2013 Chief Executive and Financial Officer [Member] USD ($)	Dec. 31, 2013 Chief Executive and Financial Officer [Member] Maximum [Member] Relocation Expenses [Member] GBP (£)	Dec. 31, 2013 Non-Management Directors [Member] Director Fee [Member] USD ($)	Dec. 31, 2013 Non-Management Directors [Member] Committee Fee [Member] USD ($)	Dec. 31, 2013 TSSI [Member]	Dec. 31, 2013 TSSI [Member] Chief Executive Officer [Member]	Dec. 31, 2013 NYK [Member]	Mar. 31, 2011 NYK [Member]	Dec. 31, 2013 KNOT Management AS [Member]	Dec. 31, 2012 Management and Administrative Fee [Member] USD ($)	Aug. 01, 2013 Knutsen Shuttle Tankers 13 AS [Member]
Schedule of Other Related Party Transactions [Line Items]
Partnership, ownership interest									50.00%		50.00%				100.00%
Limited partnership (LP), ownership structure		KNOT is owned 50% by TSSI and 50% by Nippon Yusen Kaisha ("NYK"). TSSI also controls 99% of KOAS, which subcontracts services from Knutsen OAS Management AS, which served as the vessel management companies for KNOT and its subsidiaries until June 30, 2012. As of July 1, 2012, KNOT Management AS, a 100% owned subsidiary of KNOT, assumed responsibility for the commercial and technical management of the Vessels.
Ownership percentage by parent												50.00%	100.00%
Partnership agreement, description		On March 25, 2013, the Partnership entered into an administrative services agreement with KNOT UK, pursuant to which KNOT UK provides administrative services, and KNOT UK is permitted to subcontract certain of the administrative services provided under the administrative services agreement to KOAS UK and KOAS. Certain of the services intended to be provided to the Partnership by KOAS have been performed by KNOT under the same terms as the services provided to the Partnership by KOAS.
Guarantor obligations, related party disclosure		Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the existing charters of each of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO. The Partnership will not incur any guarantee commissions in the future relating to such guarantees.
Management and Directors, Compensation			$ 427,000	£ 200,000		£ 30,000	$ 40,000	$ 5,000
Equity interest in entity										100.00%
Costs and expenses, related party														639,000
Agreement date				Mar. 28, 2013
Effective date of agreement				Apr. 28, 2013
Accrued salaries					47,000
Debt instrument term	5 years
Interest rate description		The Seller Loan is non-amortizing, matures in five years or such other date as the parties agree and bears interest at LIBOR plus a fixed margin of 4.5%.
Interest rate	4.50%
Default interest rate	8.00%
Loan reduced as settlement for working capital	$ 100,000